UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06526
Boston Trust & Walden Funds

(Exact name of registrant as specified in charter)
One Beacon Street, Boston MA	02108

(Address of principal executive offices)	(Zip code)
4400 Easton Commons, Suite 200, Columbus, OH		43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-282-8782

Date of fiscal year end: December 31
Date of reporting period: September 30, 2017

Item 1. Schedule of Investments.

Schedule of Portfolio Investments	Boston Trust Asset Management Fund
September 30, 2017 (Unaudited)

COMMON STOCKS (77.1%)
Security Description	Shares	Fair Value ($)

Consumer Discretionary (7.5%)
Autoliv, Inc.	25,000	3,090,000
Comcast Corp., Class A	300,000	11,544,000
NIKE, Inc., Class B	115,000	5,962,750
Omnicom Group, Inc.	75,000	5,555,250
Ross Stores, Inc.	30,000	1,937,100
Starbucks Corp.	125,000	6,713,750

		34,802,850

Consumer Staples (8.1%)
Church & Dwight Co., Inc.	75,000	3,633,750
Colgate-Palmolive Co.	20,000	1,457,000
Costco Wholesale Corp.	42,500	6,982,325
CVS Health Corp.	15,000	1,219,800
Diageo PLC, Sponsored ADR	30,000	3,963,900
McCormick & Co., Inc.	25,000	2,566,000
PepsiCo, Inc.	40,000	4,457,200
Procter & Gamble Co.	35,000	3,184,300
Reckitt Benckiser Group PLC, Sponsored
ADR	150,000	2,791,500
Sysco Corp.	35,000	1,888,250
The Hershey Co.	50,000	5,458,500

		37,602,525

Energy (2.7%)
Chevron Corp.	17,500	2,056,250
ConocoPhillips	40,000	2,002,000
Exxon Mobil Corp.	80,000	6,558,400
Schlumberger Ltd.	30,000	2,092,800

		12,709,450

Financials (15.6%)
American Express Co.	50,000	4,523,000
BB&T Corp.	75,000	3,520,500
Berkshire Hathaway, Inc., Class B (a)	60,000	10,999,200
Chubb Ltd.	45,000	6,414,750
Cincinnati Financial Corp.	90,000	6,891,300
Comerica, Inc.	30,000	2,287,800
Commerce Bancshares, Inc.	30,387	1,755,457
JPMorgan Chase & Co.	100,000	9,551,000
M&T Bank Corp.	10,000	1,610,400
Marsh & McLennan Cos., Inc.	10,000	838,100
Northern Trust Corp.	40,000	3,677,200
PNC Financial Services Group, Inc.	45,000	6,064,650
State Street Corp.	40,000	3,821,600
T. Rowe Price Group, Inc.	40,000	3,626,000
U.S. Bancorp	125,000	6,698,750

		72,279,707

Health Care (12.0%)
Becton, Dickinson & Co.	50,000	9,797,500
C.R. Bard, Inc.	22,500	7,211,250
DENTSPLY SIRONA, Inc.	55,000	3,289,550
Edwards Lifesciences Corp. (a)	50,000	5,465,500
Johnson & Johnson, Inc.	55,000	7,150,550
Medtronic PLC	30,000	2,333,100
Merck & Co., Inc.	55,000	3,521,650
Mettler-Toledo International, Inc. (a)	7,500	4,696,200
Stryker Corp.	25,000	3,550,500
UnitedHealth Group, Inc.	32,500	6,365,125
Varian Medical Systems, Inc. (a)	20,000	2,001,200

		55,382,125

Industrials (10.0%)
3M Co.	37,500	7,871,250
Donaldson Co., Inc.	40,000	1,837,600
Emerson Electric Co.	25,000	1,571,000
Hubbell, Inc.	40,000	4,640,800
Illinois Tool Works, Inc.	50,000	7,398,000
Rockwell Collins, Inc.	60,000	7,842,600
Union Pacific Corp.	50,000	5,798,500
United Parcel Service, Inc., Class B	55,000	6,604,950
W.W. Grainger, Inc.	15,000	2,696,250

		46,260,950

Information Technology (17.0%)
Accenture PLC, Class A	70,000	9,454,900
Alphabet, Inc., Class A (a)	2,000	1,947,440
Alphabet, Inc., Class C (a)	15,000	14,386,650
Apple, Inc.	92,500	14,256,100
Automatic Data Processing, Inc.	70,000	7,652,400
Cisco Systems, Inc.	100,000	3,363,000
Dell Technologies, Inc., Class V (a)	4,458	344,202
Microsoft Corp.	155,000	11,545,950
Oracle Corp.	150,000	7,252,500
Versum Materials, Inc.	10,000	388,200
Visa, Inc., Class A	75,000	7,893,000

		78,484,342

Materials (2.4%)
Air Products & Chemicals, Inc.	20,000	3,024,400
AptarGroup, Inc.	30,000	2,589,300
PPG Industries, Inc.	50,000	5,433,000

		11,046,700

Utilities (1.8%)
Consolidated Edison, Inc.	45,000	3,630,600
Eversource Energy	75,000	4,533,000

		8,163,600

TOTAL COMMON STOCKS (Cost $186,739,682)		356,732,249

CORPORATE BONDS (3.6%)
	Shares or
	Principal
Security Description	Amount($)	Fair Value ($)

Financials (2.2%)
American Express Co., 2.65%, 12/2/22	1,926,000	1,938,354
American Express Co., 7.00%, 3/19/18	1,500,000	1,537,568
Berkshire Hathaway, Inc., 3.13%,
3/15/26, Callable 12/15/25 @ 100	2,000,000	2,024,873
John Deere Capital Corp., 5.35%, 4/3/18, MTN	1,000,000	1,018,860
JPMorgan Chase & Co., 3.90%, 7/15/25,
Callable 4/15/25 @ 100	1,000,000	1,053,901
National Rural Utilities Cooperative
Finance Corp., 10.38%, 11/1/18	500,000	546,160
Wells Fargo & Co., 3.55%, 9/29/25, MTN	2,000,000	2,051,741

		10,171,457

Health Care (0.2%)
Becton, Dickinson & Co., 3.13%, 11/8/21	1,000,000	1,020,387

Information Technology (1.2%)
Apple, Inc., 3.25%, 2/23/26, Callable 11/23/25 @ 100	2,500,000	2,570,738
Oracle Corp., 5.75%, 4/15/18	750,000	766,719
Visa, Inc., 3.15%, 12/14/25, Callable 9/14/25 @ 100	2,000,000	2,051,167

		5,388,624

TOTAL CORPORATE BONDS (Cost $16,274,059)		16,580,468

See Notes to Schedules of Portfolio Investments

Schedule of Portfolio Investments	Boston Trust Asset Management Fund
September 30, 2017 (Unaudited)

MUNICIPAL BONDS (1.1%)
	Shares or
	Principal
Security Description	Amount($)	Fair Value ($)

Illinois (0.1%):
Illinois State, GO, 5.00%, 4/1/24, Callable 11/6/17 @ 100	500,000	500,925

Massachusetts (0.7%):
Massachusetts State, Series E, GO,
4.00%, 9/1/37, Callable 9/1/25 @ 100	1,000,000	1,064,860
Massachusetts State, Series E, GO,
5.00%, 7/1/38, Callable 7/1/26 @ 100	260,000	304,743
Massachusetts State Development
Finance Agency Revenue, Series R-2,
5.00%, 7/1/28, Callable 7/1/20 @ 100	460,000	506,782
Massachusetts State Health &
Educational Facilities Authority Revenue,
Series A, 5.00%, 12/15/26, Prerefunded 12/15/19 @100	1,500,000	1,629,870

		3,506,255

Washington (0.1%):
Washington State, Series C, GO, 5.00%,
2/1/26, Prerefunded 2/1/19 @100	250,000	263,120

Wisconsin (0.2%):
Wisconsin State, Series C, GO, 5.00%,
5/1/25, Prerefunded 5/1/18 @100	200,000	204,654
Wisconsin State, Series D, GO, 5.50%,
5/1/26, Prerefunded 5/1/18 @100	750,000	769,613

		974,267

TOTAL MUNICIPAL BONDS (Cost $5,307,108)		5,244,567

U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (16.5%)
	Shares or
	Principal
Security Description	Amount($)	Fair Value ($)

Federal Farm Credit Bank
2.63%, 8/12/19	10,000,000	10,168,850
2.85%, 3/2/28	2,000,000	2,005,040
2.95%, 1/27/25	2,000,000	2,064,860
3.14%, 12/5/29	2,500,000	2,550,828
3.39%, 2/1/28	2,000,000	2,101,004
3.85%, 12/26/25	2,770,000	3,039,729

		21,930,311

Federal Home Loan Bank
2.38%, 3/13/26	6,000,000	5,889,060
2.50%, 12/10/27	1,500,000	1,460,748
2.63%, 6/11/27	1,500,000	1,498,100
2.88%, 9/13/24	2,500,000	2,590,160
3.50%, 9/24/29	2,000,000	2,105,044

		13,543,112

U.S. Treasury Bill
0.99%, 1/18/18	10,000,000	9,969,850

U.S. Treasury Note
2.75%, 2/15/24	30,000,000	31,163,671

TOTAL U.S. GOVERNMENT & U.S. GOVERNMENT
AGENCY OBLIGATIONS (Cost $75,906,178)		76,606,944

INVESTMENT COMPANIES (1.6%)
Security Description	Shares	Fair Value ($)

JPMorgan U.S. Government Money
Market Fund, Capital Shares, 0.92%(b)	7,312,655	7,312,655

TOTAL INVESTMENT COMPANIES (Cost $7,312,655)		7,312,655

Total Investments (Cost $291,539,682) — 99.9%		462,476,883
Other assets in excess of liabilities — 0.1%		591,619

NET ASSETS — 100.0%		$463,068,502

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of September 30, 2017.

ADR	American Depositary Receipt
GO	General Obligation
MTN	Medium Term Note

See Notes to Schedules of Portfolio Investments

Schedule of Portfolio Investments	Boston Trust Equity Fund
September 30, 2017 (Unaudited)

COMMON STOCKS (99.4%)
Security Description	Shares	Fair Value ($)

Consumer Discretionary (9.3%)
Autoliv, Inc.	10,000	1,236,000
Comcast Corp., Class A	100,000	3,848,000
NIKE, Inc., Class B	30,000	1,555,500
Omnicom Group, Inc.	30,000	2,222,100
Ross Stores, Inc.	10,000	645,700
Starbucks Corp.	50,000	2,685,500

		12,192,800

Consumer Staples (10.9%)
Church & Dwight Co., Inc.	30,000	1,453,500
Colgate-Palmolive Co.	7,500	546,375
Costco Wholesale Corp.	17,000	2,792,930
CVS Health Corp.	5,000	406,600
Diageo PLC, Sponsored ADR	7,500	990,975
McCormick & Co., Inc.	7,000	718,480
PepsiCo, Inc.	12,500	1,392,875
Procter & Gamble Co.	12,500	1,137,250
Reckitt Benckiser Group PLC, Sponsored ADR	75,000	1,395,750
Sysco Corp.	25,000	1,348,750
The Hershey Co.	20,000	2,183,400

		14,366,885

Energy (3.1%)
Chevron Corp.	7,500	881,250
ConocoPhillips	10,000	500,500
Exxon Mobil Corp.	25,000	2,049,500
Schlumberger Ltd.	10,000	697,600

		4,128,850

Financials (20.7%)
American Express Co.	25,000	2,261,500
BB&T Corp.	30,000	1,408,200
Berkshire Hathaway, Inc., Class B (a)	20,000	3,666,400
Chubb Ltd.	16,000	2,280,800
Cincinnati Financial Corp.	30,000	2,297,100
Commerce Bancshares, Inc.	9,115	526,574
JPMorgan Chase & Co.	37,500	3,581,625
M&T Bank Corp.	5,000	805,200
Marsh & McLennan Cos., Inc.	5,000	419,050
Northern Trust Corp.	15,000	1,378,950
PNC Financial Services Group, Inc.	20,000	2,695,400
State Street Corp.	20,000	1,910,800
T. Rowe Price Group, Inc.	15,000	1,359,750
U.S. Bancorp	45,000	2,411,550

		27,002,899

Health Care (14.8%)
Becton, Dickinson & Co.	16,000	3,135,200
C.R. Bard, Inc.	8,000	2,564,000
DENTSPLY SIRONA, Inc.	25,000	1,495,250
Edwards Lifesciences Corp. (a)	7,500	819,825
Johnson & Johnson, Inc.	22,500	2,925,225
Medtronic PLC	10,000	777,700
Merck & Co., Inc.	25,000	1,600,750
Mettler-Toledo International, Inc. (a)	1,500	939,240
Stryker Corp.	12,000	1,704,240
UnitedHealth Group, Inc.	14,000	2,741,900
Varian Medical Systems, Inc. (a)	7,500	750,450

		19,453,780

Industrials (12.9%)
3M Co.	15,000	3,148,500
Deere & Co.	7,500	941,925
Donaldson Co., Inc.	10,000	459,400
Hubbell, Inc.	14,000	1,624,280
Illinois Tool Works, Inc.	15,000	2,219,400
Rockwell Collins, Inc.	20,000	2,614,200
Union Pacific Corp.	22,500	2,609,325
United Parcel Service, Inc., Class B	17,500	2,101,575
W.W. Grainger, Inc.	7,000	1,258,250

		16,976,855

Information Technology (22.3%)
Accenture PLC, Class A	25,000	3,376,750
Alphabet, Inc., Class A (a)	750	730,290
Alphabet, Inc., Class C (a)	5,500	5,275,105
Apple, Inc.	35,000	5,394,200
Automatic Data Processing, Inc.	20,000	2,186,400
Cisco Systems, Inc.	50,000	1,681,500
Dell Technologies, Inc., Class V (a)	1,114	86,012
Microsoft Corp.	55,000	4,096,950
Oracle Corp.	55,000	2,659,250
Visa, Inc., Class A	35,000	3,683,399

		29,169,856

Materials (3.3%)
Air Products & Chemicals, Inc.	7,000	1,058,540
AptarGroup, Inc.	10,000	863,100
PPG Industries, Inc.	22,500	2,444,850

		4,366,490

Utilities (2.1%)
Consolidated Edison, Inc.	15,000	1,210,200
Eversource Energy	25,000	1,511,000

		2,721,200

TOTAL COMMON STOCKS (Cost $69,294,219)		130,379,615

INVESTMENT COMPANIES (0.6%)
Security Description	Shares	Fair Value ($)

JPMorgan U.S. Government Money
Market Fund, Capital Shares, 0.92%(b)	818,824	818,824

TOTAL INVESTMENT COMPANIES (Cost $818,824)		818,824

Total Investments (Cost $70,113,043) — 100.0%		131,198,439
Other assets in excess of liabilities — 0.0%		49,197

NET ASSETS — 100.0%		$131,247,636

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of September 30, 2017.

ADR	American Depositary Receipt

See Notes to Schedules of Portfolio Investments

Schedule of Portfolio Investments	Boston Trust Midcap Fund
September 30, 2017 (Unaudited)

COMMON STOCKS (97.6%)
Security Description	Shares	Fair Value ($)

Consumer Discretionary (11.7%)
Dollar General Corp.	11,700	948,285
Hasbro, Inc.	6,175	603,113
Hyatt Hotels Corp., Class A (a)	15,000	926,850
Omnicom Group, Inc.	11,500	851,805
O’Reilly Automotive, Inc. (a)	2,775	597,652
Polaris Industries, Inc.	5,175	541,460
Ross Stores, Inc.	15,000	968,549
Service Corp. International	21,725	749,513
Williams Sonoma, Inc.	11,750	585,855

		6,773,082

Consumer Staples (5.1%)
Brown-Forman Corp., Class B	15,000	814,500
Church & Dwight Co., Inc.	18,950	918,128
McCormick & Co., Inc.	3,675	377,202
The Hershey Co.	7,750	846,067

		2,955,897

Energy (2.6%)
Dril-Quip, Inc. (a)	12,425	548,564
Helmerich & Payne, Inc.	7,100	369,981
Technipfmc PLC (a)	21,375	596,790

		1,515,335

Financials (16.1%)
American Financial Group, Inc.	6,575	680,184
Brown & Brown, Inc.	14,500	698,755
Commerce Bancshares, Inc.	12,809	739,976
Discover Financial Services	11,350	731,848
East West Bancorp, Inc.	9,800	585,844
Eaton Vance Corp.	11,550	570,224
FactSet Research Systems, Inc.	6,000	1,080,659
Moody’s Corp.	4,250	591,643
Northern Trust Corp.	12,000	1,103,159
SEI Investments Co.	11,000	671,660
Signature Bank (a)	6,050	774,642
T. Rowe Price Group, Inc.	5,700	516,705
W. R. Berkley Corp.	8,370	558,614

		9,303,913

Health Care (12.0%)
DENTSPLY SIRONA, Inc.	14,500	867,245
Laboratory Corp. of America Holdings (a)	5,425	819,012
Mettler-Toledo International, Inc. (a)	1,400	876,624
PerkinElmer, Inc.	6,000	413,820
ResMed, Inc.	6,000	461,760
STERIS PLC	8,775	775,710
The Cooper Companies, Inc.	3,450	818,030
Varian Medical Systems, Inc. (a)	4,400	440,264
Waters Corp. (a)	4,500	807,840
Zimmer Biomet Holdings, Inc.	5,500	643,995

		6,924,300

Industrials (14.0%)
AMETEK, Inc.	12,900	851,916
Donaldson Co., Inc.	11,775	540,944
Expeditors International of Washington, Inc.	7,125	426,503
Hubbell, Inc.	7,600	881,752
IDEX Corp.	4,250	516,248
Kansas City Southern	6,000	652,080
Lincoln Electric Holdings, Inc.	7,000	641,760
Nordson Corp.	7,875	933,187
Roper Technologies, Inc.	2,350	571,990
Sensata Technologies Holding NV (a)	12,000	576,840
The Middleby Corp. (a)	5,650	724,161
Wabtec Corp.	10,500	795,374

		8,112,755

Information Technology (16.1%)
Akamai Technologies, Inc. (a)	9,000	438,480
Amdocs Ltd.	11,500	739,680
Amphenol Corp., Class A	9,500	804,080
ANSYS, Inc. (a)	4,375	536,944
Aspen Technology, Inc. (a)	10,800	678,348
Check Point Software Technologies Ltd. (a)	6,000	684,120
Citrix Systems, Inc. (a)	6,500	499,330
DST Systems, Inc.	6,350	348,488
F5 Networks, Inc. (a)	5,400	651,024
Fiserv, Inc. (a)	3,800	490,048
IPG Photonics Corp. (a)	5,775	1,068,721
Juniper Networks, Inc.	20,825	579,560
Paychex, Inc.	14,850	890,406
TE Connectivity Ltd.	11,425	948,960

		9,358,189

Materials (7.5%)
AptarGroup, Inc.	10,500	906,255
Avery Dennison Corp.	10,525	1,035,028
Ball Corp.	14,500	598,850
International Flavors & Fragrances, Inc.	7,625	1,089,689
Rpm International, Inc.	13,950	716,193

		4,346,015

Real Estate (6.1%)
Digital Realty Trust, Inc.	5,500	650,815
Host Hotels & Resorts, Inc.	31,375	580,124
Jones Lang LaSalle, Inc.	5,375	663,813
Lamar Advertising Co., Class A	11,500	788,095
Realty Income Corp.	15,000	857,849

		3,540,696

Utilities (6.4%)
American Water Works Co., Inc.	5,950	481,415
Consolidated Edison, Inc.	7,000	564,760
Edison International	9,700	748,549
Eversource Energy	13,866	838,061
ONE Gas, Inc.	8,000	589,120
WEC Energy Group, Inc.	7,500	470,850

		3,692,755

TOTAL COMMON STOCKS (Cost $36,858,016)		56,522,937

INVESTMENT COMPANIES (2.4%)
Security Description	Shares	Fair Value ($)

JPMorgan U.S. Government Money
Market Fund, Capital Shares, 0.92%(b)	1,369,755	1,369,755

TOTAL INVESTMENT COMPANIES (Cost $1,369,755)		1,369,755

Total Investments (Cost $38,227,771) — 100.0%		57,892,692
Other assets in excess of liabilities — 0.0%		5,235

NET ASSETS — 100.0%		$57,897,927

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of September 30, 2017.

See Notes to Schedules of Portfolio Investments

Schedule of Portfolio Investments	Boston Trust SMID Cap Fund
September 30, 2017 (Unaudited)

COMMON STOCKS (98.5%)
Security Description	Shares	Fair Value ($)

Consumer Discretionary (12.3%)
Big Lots, Inc.	7,600	407,132
Brinker International, Inc.	6,600	210,276
Cheesecake Factory, Inc.	6,900	290,628
Choice Hotels International, Inc.	5,800	370,620
Dorman Products, Inc. (a)	5,250	376,005
Gentherm, Inc. (a)	4,000	148,600
Interpublic Group of Cos., Inc.	13,200	274,428
Nordstrom, Inc.	6,300	297,045
Polaris Industries, Inc.	2,400	251,112
Service Corp. International	14,800	510,600
Tenneco, Inc.	3,900	236,613
Texas Roadhouse, Inc.	6,000	294,840
Tiffany & Co.	3,200	293,696
Williams Sonoma, Inc.	5,400	269,244

		4,230,839

Consumer Staples (4.2%)
Flowers Foods, Inc.	19,300	363,033
Lancaster Colony Corp.	2,100	252,252
Sanderson Farms, Inc.	2,500	403,800
The Boston Beer Co., Inc., Class A (a)	1,100	171,820
Tootsie Roll Industries, Inc.	6,800	258,400

		1,449,305

Energy (2.8%)
Andeavor Corp.	1,800	185,670
Dril-Quip, Inc. (a)	3,000	132,450
Forum Energy Technologies, Inc. (a)	13,300	211,470
Helmerich & Payne, Inc.	4,900	255,339
National Oilwell Varco, Inc.	4,800	171,504

		956,433

Financials (17.5%)
American Financial Group, Inc.	3,700	382,765
Bank of Hawaii Corp.	5,100	425,136
Brown & Brown, Inc.	7,700	371,063
Cohen & Steers, Inc.	6,800	268,532
Commerce Bancshares, Inc.	6,200	358,174
CVB Financial Corp.	11,700	282,789
East West Bancorp, Inc.	5,800	346,724
Eaton Vance Corp.	10,000	493,700
Everest Re Group Ltd.	1,400	319,746
FactSet Research Systems, Inc.	2,600	468,286
SEI Investments Co.	6,400	390,784
Signature Bank (a)	3,825	489,752
SVB Financial Group (a)	2,200	411,598
Texas Capital Bancshares, Inc. (a)	3,100	265,980
UMB Financial Corp.	4,800	357,552
W. R. Berkley Corp.	4,900	327,026

		5,959,607

Health Care (12.9%)
Chemed Corp.	2,600	525,330
DENTSPLY SIRONA, Inc.	4,500	269,145
Masimo Corp. (a)	3,500	302,960
MEDNAX, Inc. (a)	4,000	172,480
Mettler-Toledo International, Inc. (a)	925	579,198
PerkinElmer, Inc.	6,400	441,408
ResMed, Inc.	5,000	384,800
STERIS PLC	4,100	362,440
The Cooper Companies, Inc.	2,000	474,220
Varian Medical Systems, Inc. (a)	3,500	350,210
Waters Corp. (a)	3,200	574,464

		4,436,655

Industrials (16.3%)
Applied Industrial Technologies, Inc.	7,250	477,050
C.H. Robinson Worldwide, Inc.	4,000	304,400
Donaldson Co., Inc.	10,800	496,152
Expeditors International of Washington, Inc.	5,400	323,244
Franklin Electric Co., Inc.	4,700	210,795
Hubbell, Inc.	4,300	498,886
IDEX Corp.	2,700	327,969
Kansas City Southern	2,700	293,436
Lincoln Electric Holdings, Inc.	3,900	357,552
Nordson Corp.	4,425	524,362
Sensata Technologies Holding NV (a)	7,900	379,753
The Middleby Corp. (a)	2,850	365,285
UniFirst Corp.	2,200	333,300
Valmont Industries, Inc.	2,200	347,820
Wabtec Corp.	4,675	354,131

		5,594,135

Information Technology (15.6%)
Akamai Technologies, Inc. (a)	6,900	336,168
Amdocs Ltd.	7,600	488,832
ANSYS, Inc. (a)	3,100	380,463
Aspen Technology, Inc. (a)	7,200	452,232
DST Systems, Inc.	7,300	400,624
F5 Networks, Inc. (a)	3,300	397,848
InterDigital, Inc.	3,200	236,000
IPG Photonics Corp. (a)	3,725	689,348
Juniper Networks, Inc.	14,700	409,101
NetApp, Inc.	7,600	332,576
NETGEAR, Inc. (a)	6,700	318,920
Plantronics, Inc.	5,100	225,522
Tech Data Corp. (a)	3,950	350,958
Teradata Corp. (a)	9,400	317,626

		5,336,218

Materials (6.2%)
AptarGroup, Inc.	5,900	509,229
Avery Dennison Corp.	4,000	393,360
International Flavors & Fragrances, Inc.	3,400	485,894
Rpm International, Inc.	8,325	427,406
Silgan Holdings, Inc.	10,400	306,072

		2,121,961

Real Estate (7.6%)
American Campus Communities, Inc.	4,000	176,600
CoreSite Realty Corp.	5,000	559,500
CubeSmart	7,600	197,296
Jones Lang LaSalle, Inc.	3,300	407,550
Lamar Advertising Co., Class A	5,800	397,474
LaSalle Hotel Properties	8,700	252,474
Ryman Hospitality Properties, Inc.	5,800	362,442
Tanger Factory Outlet Centers, Inc.	10,100	246,642

		2,599,978

Utilities (3.1%)
American States Water Co.	5,100	251,175
New Jersey Resources Corp.	8,300	349,845
ONE Gas, Inc.	6,500	478,660

		1,079,680

TOTAL COMMON STOCKS (Cost $30,767,573)		33,764,811

See Notes to Schedules of Portfolio Investments

Schedule of Portfolio Investments	Boston Trust SMID Cap Fund
September 30, 2017 (Unaudited)

INVESTMENT COMPANIES (1.3%)
Security Description	Shares	Fair Value ($)

JPMorgan U.S. Government Money
Market Fund, Capital Shares, 0.92%(b)	451,835	451,835

TOTAL INVESTMENT COMPANIES (Cost $451,835)		451,835

Total Investments (Cost $31,219,408) — 99.8%		34,216,646
Other assets in excess of liabilities — 0.2%		62,364

NET ASSETS — 100.0%		$34,279,010

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of September 30, 2017.

See Notes to Schedules of Portfolio Investments

Schedule of Portfolio Investments	Boston Trust Small Cap Fund
September 30, 2017 (Unaudited)

COMMON STOCKS (99.6%)
Security Description	Shares	Fair Value ($)

Consumer Discretionary (13.7%)
Big Lots, Inc.	85,500	4,580,235
Brinker International, Inc.	64,300	2,048,598
Cheesecake Factory, Inc.	83,000	3,495,960
Choice Hotels International, Inc.	90,400	5,776,560
Dorman Products, Inc. (a)	68,000	4,870,160
Gentherm, Inc. (a)	57,400	2,132,410
Ilg, Inc.	160,900	4,300,857
Monro Muffler Brake, Inc.	71,200	3,990,760
Sally Beauty Holdings, Inc. (a)	135,000	2,643,300
Tenneco, Inc.	73,500	4,459,245
Texas Roadhouse, Inc.	86,600	4,255,524
Tupperware Brands Corp.	26,850	1,659,867
Williams Sonoma, Inc.	74,000	3,689,640

		47,903,116

Consumer Staples (4.0%)
Flowers Foods, Inc.	197,700	3,718,737
Lancaster Colony Corp.	12,500	1,501,500
Sanderson Farms, Inc.	23,800	3,844,176
The Boston Beer Co., Inc., Class A (a)	14,900	2,327,380
Tootsie Roll Industries, Inc.	67,000	2,546,000

		13,937,793

Energy (2.2%)
Dril-Quip, Inc. (a)	33,700	1,487,855
Forum Energy Technologies, Inc. (a)	154,500	2,456,550
Natural Gas Services Group, Inc. (a)	66,400	1,885,760
Oceaneering International, Inc.	65,600	1,723,312

		7,553,477

Financials (19.5%)
1st Source Corp.	49,600	2,519,680
Artisan Partners Asset Management, Inc., Class A	80,200	2,614,520
Bank of Hawaii Corp.	72,550	6,047,767
Bridge BanCorp, Inc.	42,750	1,451,363
Camden National Corp.	52,400	2,286,736
Cohen & Steers, Inc.	89,500	3,534,355
Commerce Bancshares, Inc.	75,500	4,361,635
CVB Financial Corp.	126,200	3,050,254
Eagle Bancorp, Inc. (a)	39,600	2,655,180
Eaton Vance Corp.	114,000	5,628,180
German American BanCorp	32,100	1,220,763
Horace Mann Educators Corp.	52,000	2,046,200
Independent Bank Corp.	56,400	4,210,260
Infinity Property & Casualty Corp.	33,000	3,108,600
Lakeland Financial Corp.	63,775	3,107,118
Morningstar, Inc.	57,450	4,882,676
Texas Capital Bancshares, Inc. (a)	37,700	3,234,660
Tompkins Financial Corp.	36,900	3,178,566
UMB Financial Corp.	57,400	4,275,726
Washington Federal, Inc.	97,400	3,277,510
Washington Trust BanCorp, Inc.	34,800	1,992,300

		68,684,049

Health Care (14.4%)
Anika Therapeutics, Inc. (a)	60,600	3,514,800
Atrion Corp.	3,800	2,553,600
Bio-Techne Corp.	35,500	4,291,595
Bruker Corp.	189,600	5,640,600
Chemed Corp.	30,900	6,243,345
CorVel Corp. (a)	32,700	1,778,880
Ensign Group, Inc.	113,000	2,552,670
Globus Medical, Inc., Class A (a)	90,100	2,677,772
Haemonetics Corp. (a)	69,600	3,122,952
Hill-Rom Holdings, Inc.	57,500	4,255,000
Masimo Corp. (a)	50,200	4,345,312
Meridian Bioscience, Inc.	170,000	2,431,000
Owens & Minor, Inc.	119,200	3,480,640
U.S. Physical Therapy, Inc.	58,000	3,564,100

		50,452,266

Industrials (13.9%)
Applied Industrial Technologies, Inc.	86,000	5,658,800
Donaldson Co., Inc.	112,300	5,159,062
Franklin Electric Co., Inc.	129,350	5,801,348
Herman Miller, Inc.	104,400	3,747,960
Hub Group, Inc., Class A (a)	86,000	3,693,700
Kadant, Inc.	23,900	2,355,345
Landstar System, Inc.	42,000	4,185,300
Lincoln Electric Holdings, Inc.	37,300	3,419,664
Tennant Co.	61,600	4,077,920
UniFirst Corp.	34,000	5,151,000
Valmont Industries, Inc.	33,800	5,343,780

		48,593,879

Information Technology (15.6%)
Aspen Technology, Inc. (a)	89,000	5,590,090
Coherent, Inc. (a)	20,000	4,703,400
DST Systems, Inc.	86,000	4,719,680
ExlService Holdings, Inc. (a)	58,600	3,417,552
InterDigital, Inc.	52,700	3,886,625
NETGEAR, Inc. (a)	85,600	4,074,560
NIC, Inc.	262,500	4,501,875
Plantronics, Inc.	82,500	3,648,150
Power Integrations, Inc.	53,700	3,930,840
Syntel, Inc.	91,200	1,792,080
Tech Data Corp. (a)	49,775	4,422,509
Teradata Corp. (a)	120,800	4,081,832
Ubiquiti Networks, Inc. (a)	54,600	3,058,692
WEX, Inc. (a)	23,800	2,670,836

		54,498,721

Materials (6.1%)
AptarGroup, Inc.	58,500	5,049,135
Bemis Co., Inc.	95,400	4,347,378
Calgon Carbon Corp.	124,200	2,657,880
Minerals Technologies, Inc.	47,500	3,355,875
Quaker Chemical Corp.	17,800	2,633,510
Silgan Holdings, Inc.	112,900	3,322,647

		21,366,425

Real Estate (5.4%)
CoreSite Realty Corp.	53,000	5,930,700
CubeSmart	103,000	2,673,880
LaSalle Hotel Properties	113,900	3,305,378
Ryman Hospitality Properties, Inc.	67,600	4,224,324
Tanger Factory Outlet Centers, Inc.	120,800	2,949,936

		19,084,218

Utilities (4.8%)
American States Water Co.	45,700	2,250,725
Hawaiian Electric Industries, Inc.	100,000	3,337,000
New Jersey Resources Corp.	106,000	4,467,900
ONE Gas, Inc.	91,000	6,701,240

		16,756,865

TOTAL COMMON STOCKS (Cost $263,343,088)		348,830,809

See Notes to Schedules of Portfolio Investments

Schedule of Portfolio Investments	Boston Trust Small Cap Fund
September 30, 2017 (Unaudited)

INVESTMENT COMPANIES (0.4%)
Security Description	Shares	Fair Value ($)

JPMorgan U.S. Government Money
Market Fund, Capital Shares, 0.92%(b)	1,471,376	1,471,376

TOTAL INVESTMENT COMPANIES (Cost $1,471,376)		1,471,376

Total Investments (Cost $264,814,464) — 100.0%		350,302,185
Liabilities in excess of other assets — 0.0%		(13,099)

NET ASSETS — 100.0%		$350,289,086

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of September 30, 2017.

See Notes to Schedules of Portfolio Investments

Schedule of Portfolio Investments	Walden Asset Management Fund
September 30, 2017 (Unaudited)

COMMON STOCKS (72.6%)
Security Description	Shares	Fair Value ($)

Consumer Discretionary (8.3%)
Advance Auto Parts, Inc.	3,200	317,440
Autoliv, Inc.	3,000	370,800
Charter Communications, Inc., Class A (a)	2,445	888,562
Comcast Corp., Class A	29,500	1,135,160
Dollar General Corp.	9,600	778,080
McDonald’s Corp.	5,000	783,400
NIKE, Inc., Class B	18,000	933,300
Omnicom Group, Inc.	17,000	1,259,190
Priceline Group, Inc. (a)	400	732,328
Ross Stores, Inc.	17,000	1,097,690
Starbucks Corp.	18,000	966,780
The Home Depot, Inc.	2,000	327,120

		9,589,850

Consumer Staples (8.4%)
Church & Dwight Co., Inc.	12,000	581,400
Colgate-Palmolive Co.	15,000	1,092,750
Costco Wholesale Corp.	9,200	1,511,468
CVS Health Corp.	9,000	731,880
Estee Lauder Cos., Inc.	10,000	1,078,400
General Mills, Inc.	14,500	750,520
PepsiCo, Inc.	12,000	1,337,160
Procter & Gamble Co.	10,000	909,800
Reckitt Benckiser Group PLC, Sponsored ADR	40,000	744,400
The Hershey Co.	9,000	982,530

		9,720,308

Energy (2.1%)
Apache Corp.	13,000	595,400
ConocoPhillips	27,000	1,351,350
Dril-Quip, Inc. (a)	10,000	441,500

		2,388,250

Financials (13.3%)
American Express Co.	10,000	904,600
BB&T Corp.	17,000	797,980
Chubb Ltd.	6,500	926,575
Cincinnati Financial Corp.	16,500	1,263,405
Comerica, Inc.	9,000	686,340
Commerce Bancshares, Inc.	12,600	727,902
Discover Financial Services	13,000	838,240
JPMorgan Chase & Co.	20,000	1,910,200
Northern Trust Corp.	14,000	1,287,020
PNC Financial Services Group, Inc.	10,000	1,347,700
State Street Corp.	10,500	1,003,170
SunTrust Banks, Inc.	20,000	1,195,400
T. Rowe Price Group, Inc.	10,000	906,500
U.S. Bancorp	31,500	1,688,085

		15,483,117

Health Care (11.5%)
Becton, Dickinson & Co.	8,400	1,645,980
C.R. Bard, Inc.	2,500	801,250
Danaher Corp.	10,000	857,800
DENTSPLY SIRONA, Inc.	12,000	717,720
Johnson & Johnson, Inc.	16,000	2,080,160
Medtronic PLC	14,000	1,088,780
Merck & Co., Inc.	15,600	998,868
Mettler-Toledo International, Inc. (a)	1,800	1,127,088
Stryker Corp.	9,500	1,349,190
UnitedHealth Group, Inc.	8,000	1,566,800
Waters Corp. (a)	6,000	1,077,120

		13,310,756

Industrials (9.1%)
3M Co.	8,000	1,679,200
Deere & Co.	7,000	879,130
Donaldson Co., Inc.	12,000	551,280
Emerson Electric Co.	15,100	948,884
Hubbell, Inc.	8,000	928,160
Illinois Tool Works, Inc.	9,500	1,405,620
Lincoln Electric Holdings, Inc.	9,000	825,120
Union Pacific Corp.	12,000	1,391,640
United Parcel Service, Inc., Class B	10,000	1,200,900
W.W. Grainger, Inc.	4,000	719,000

		10,528,934

Information Technology (15.3%)
Accenture PLC, Class A	12,500	1,688,375
Alphabet, Inc., Class A (a)	900	876,348
Alphabet, Inc., Class C (a)	2,300	2,205,953
Apple, Inc.	20,500	3,159,460
Automatic Data Processing, Inc.	13,800	1,508,616
Cisco Systems, Inc.	41,000	1,378,830
Cognizant Technology Solutions Corp., Class A	10,000	725,400
Microsoft Corp.	36,000	2,681,640
Oracle Corp.	38,000	1,837,300
Visa, Inc., Class A	17,000	1,789,080

		17,851,002

Materials (2.6%)
AptarGroup, Inc.	11,000	949,410
PPG Industries, Inc.	10,000	1,086,600
Praxair, Inc.	7,000	978,180

		3,014,190

Utilities (2.0%)
Consolidated Edison, Inc.	14,000	1,129,520
Eversource Energy	19,000	1,148,360

		2,277,880

TOTAL COMMON STOCKS (Cost $50,924,248)		84,164,287

CERTIFICATE OF DEPOSIT (0.1%)
	Shares or
	Principal
Security Description	Amount($)	Fair Value ($)

Certificate of Deposit (0.1%)
Self Help Federal Credit Union, 1.30%, 6/21/19 (b)	100,000	99,230

TOTAL CERTIFICATE OF DEPOSIT (Cost $100,000)		99,230

CORPORATE BONDS (4.1%)
	Shares or
	Principal
Security Description	Amount($)	Fair Value ($)

Consumer Discretionary (0.5%)
Leggett & Platt, Inc., 4.40%, 7/1/18	200,000	203,631
Starbucks Corp., 2.45%, 6/15/26, Callable 3/15/26 @ 100	350,000	336,876

		540,507

Consumer Staples (0.1%)
Campbell Soup Co., 4.50%, 2/15/19	150,000	155,230

Financials (1.3%)
American Express Co., 2.65%, 12/2/22	287,000	288,841
American Express Co., 7.00%, 3/19/18	250,000	256,261

See Notes to Schedules of Portfolio Investments

Schedule of Portfolio Investments	Walden Asset Management Fund
September 30, 2017 (Unaudited)

CORPORATE BONDS, CONTINUED
	Shares or
	Principal
Security Description	Amount($)	Fair Value ($)
Financials, continued
Calvert Social Investment Foundation,
Series NOTZ, 1.00%, 10/2/17 (b)	75,000	75,000
Export-Import Bank of Korea, 1.75%, 2/27/18	250,000	249,792
KFW, 1.88%, 11/30/20	250,000	250,380
National Rural Utilities Cooperative
Finance Corp., 10.38%, 11/1/18	250,000	273,080
North American Development Bank, 4.38%, 2/11/20	100,000	105,488

		1,498,842

Health Care (0.4%)
Abbott Laboratories, 2.95%, 3/15/25,
Callable 12/15/24 @ 100	100,000	98,953
Kaiser Foundation Hospitals, 3.15%,
5/1/27, Callable 2/1/27 @ 100	250,000	251,941
Merck & Co., Inc., 3.88%, 1/15/21,
Callable 10/15/20 @ 100	150,000	158,217

		509,111

Industrials (0.4%)
Emerson Electric Co., 2.63%, 2/15/23,
Callable 11/15/22 @ 100	200,000	200,290
Hubbell, Inc., 3.35%, 3/1/26, Callable 12/1/25 @ 100	145,000	147,048
Hubbell, Inc., 3.63%, 11/15/22	75,000	78,739

		426,077

Information Technology (1.3%)
Apple, Inc., 2.85%, 5/6/21	350,000	359,836
Apple, Inc., 2.85%, 2/23/23, Callable 12/23/22 @ 100	150,000	153,706
Apple, Inc., 3.00%, 6/20/27, Callable 3/20/27 @ 100	200,000	200,131
Oracle Corp., 3.40%, 7/8/24, Callable 4/8/24 @ 100	300,000	312,706
Oracle Corp., 5.75%, 4/15/18	200,000	204,458
Visa, Inc., 3.15%, 12/14/25, Callable 9/14/25 @ 100	275,000	282,036

		1,512,873

Telecommunication Services (0.1%)
AT&T, Inc., 5.50%, 2/1/18	100,000	101,278

TOTAL CORPORATE BONDS (Cost $4,662,097)		4,743,918

MUNICIPAL BONDS (0.4%)
	Shares or
	Principal
Security Description	Amount($)	Fair Value ($)

New York (0.2%):
New York State Environmental Facilities
Corp., Series C, 1.89%, 7/15/22	190,000	186,504

Wisconsin (0.2%):
Wisconsin State, Build America Bonds,
GO, 4.60%, 5/1/26, Callable 5/1/21 @ 100	250,000	269,610

TOTAL MUNICIPAL BONDS (Cost $441,008)		456,114

U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (22.1%)
	Shares or
	Principal
Security Description	Amount($)	Fair Value ($)

Federal Farm Credit Bank
2.60%, 10/6/22	250,000	256,342
2.75%, 7/16/27	250,000	249,993
2.85%, 3/2/28	750,000	751,890
5.38%, 11/10/20	250,000	275,557

		1,533,782

Federal Home Loan Bank
1.88%, 11/29/21	1,000,000	1,001,415
2.13%, 3/10/23	1,000,000	1,004,888
2.50%, 3/11/22	200,000	204,874
2.88%, 6/14/24	1,000,000	1,038,289
2.88%, 9/13/24	1,000,000	1,036,064
3.25%, 6/9/23	850,000	902,380
5.25%, 12/11/20	200,000	221,612
5.25%, 8/15/22	1,000,000	1,148,296
5.50%, 7/15/36	700,000	949,117

		7,506,935

Federal Home Loan Mortgage Corp.
2.38%, 1/13/22	5,750,000	5,855,588

Federal National Mortgage Association
1.38%, 2/26/21	500,000	494,089
1.50%, 6/22/20	350,000	349,158
1.88%, 4/5/22	1,000,000	998,369
1.88%, 9/24/26	1,000,000	950,428
2.13%, 4/24/26	1,250,000	1,221,791
2.63%, 9/6/24	3,250,000	3,327,861

		7,341,696

Government National Mortgage Association
4.00%, 9/15/40	45,876	48,627
4.00%, 9/15/41	182,402	192,644
6.50%, 5/15/32	8,389	9,264

		250,535

Housing & Urban Development
2.70%, 8/1/22	491,000	496,087

U.S. Treasury Inflation Index Note
0.63%, 7/15/21	271,528	279,131
1.25%, 7/15/20	841,845	877,411

		1,156,542

U.S. Treasury Note
1.88%, 1/31/22	1,500,000	1,500,967

TOTAL U.S. GOVERNMENT & U.S. GOVERNMENT
AGENCY OBLIGATIONS (Cost $25,338,167)		25,642,132

INVESTMENT COMPANIES (0.6%)
Security Description	Shares	Fair Value ($)

JPMorgan U.S. Government Money
Market Fund, Capital Shares, 0.92%(c)	729,357	729,357

TOTAL INVESTMENT COMPANIES (Cost $729,357)		729,357

Total Investments (Cost $82,194,877) — 99.9%		115,835,038
Other assets in excess of liabilities — 0.1%		166,925

NET ASSETS — 100.0%		$116,001,963

(a)	Non-income producing security.
(b)	These securities have been deemed illiquid and represent 0.15% of the Fund’s net assets.
(c)	Rate disclosed is the seven day yield as of September 30, 2017.

ADR	American Depositary Receipt
GO	General Obligation

See Notes to Schedules of Portfolio Investments

Schedule of Portfolio Investments	Walden Equity Fund
September 30, 2017 (Unaudited)

COMMON STOCKS (99.2%)
Security Description	Shares	Fair Value ($)

Consumer Discretionary (11.6%)
Advance Auto Parts, Inc.	9,000	892,800
Autoliv, Inc.	5,500	679,800
Charter Communications, Inc., Class A (a)	4,879	1,773,126
Comcast Corp., Class A	70,000	2,693,600
Dollar General Corp.	22,000	1,783,100
McDonald’s Corp.	12,000	1,880,160
NIKE, Inc., Class B	45,000	2,333,250
Omnicom Group, Inc.	40,000	2,962,800
Priceline Group, Inc. (a)	1,100	2,013,902
Ross Stores, Inc.	41,000	2,647,370
Starbucks Corp.	35,000	1,879,850
The TJX Cos., Inc.	3,000	221,190

		21,760,948

Consumer Staples (11.4%)
Church & Dwight Co., Inc.	32,000	1,550,400
Colgate-Palmolive Co.	36,000	2,622,600
Costco Wholesale Corp.	20,000	3,285,800
CVS Health Corp.	24,000	1,951,680
Estee Lauder Cos., Inc.	25,000	2,696,000
General Mills, Inc.	29,000	1,501,040
PepsiCo, Inc.	26,000	2,897,180
Procter & Gamble Co.	17,000	1,546,660
Reckitt Benckiser Group PLC, Sponsored ADR	85,000	1,581,850
The Hershey Co.	16,000	1,746,720

		21,379,930

Energy (2.5%)
Apache Corp.	32,000	1,465,600
ConocoPhillips	66,000	3,303,300

		4,768,900

Financials (18.6%)
American Express Co.	25,000	2,261,500
BB&T Corp.	39,000	1,830,660
Chubb Ltd.	18,000	2,565,900
Cincinnati Financial Corp.	18,000	1,378,260
Comerica, Inc.	23,000	1,753,980
Discover Financial Services	33,000	2,127,840
JPMorgan Chase & Co.	46,000	4,393,460
Northern Trust Corp.	29,000	2,665,970
PNC Financial Services Group, Inc.	28,500	3,840,945
State Street Corp.	28,000	2,675,120
SunTrust Banks, Inc.	45,000	2,689,650
T. Rowe Price Group, Inc.	24,500	2,220,925
U.S. Bancorp	81,500	4,367,585
Wells Fargo & Co.	1,000	55,150

		34,826,945

Health Care (14.4%)
Becton, Dickinson & Co.	17,000	3,331,150
Danaher Corp.	23,000	1,972,940
DENTSPLY SIRONA, Inc.	22,000	1,315,820
Express Scripts Holding Co. (a)	500	31,660
Johnson & Johnson, Inc.	35,000	4,550,350
Medtronic PLC	27,000	2,099,790
Merck & Co., Inc.	38,000	2,433,140
Mettler-Toledo International, Inc. (a)	4,500	2,817,720
Stryker Corp.	21,000	2,982,420
UnitedHealth Group, Inc.	18,000	3,525,300
Waters Corp. (a)	11,000	1,974,720

		27,035,010

Industrials (12.3%)
3M Co.	19,000	3,988,100
Deere & Co.	16,500	2,072,235
Donaldson Co., Inc.	25,000	1,148,500
Emerson Electric Co.	40,000	2,513,600
Hubbell, Inc.	22,000	2,552,440
Illinois Tool Works, Inc.	21,000	3,107,160
Union Pacific Corp.	32,000	3,711,040
United Parcel Service, Inc., Class B	23,000	2,762,070
W.W. Grainger, Inc.	7,000	1,258,250

		23,113,395

Information Technology (21.7%)
Accenture PLC, Class A	28,000	3,781,960
Alphabet, Inc., Class A (a)	2,800	2,726,416
Alphabet, Inc., Class C (a)	4,900	4,699,639
Apple, Inc.	48,500	7,474,820
Automatic Data Processing, Inc.	32,000	3,498,240
Cisco Systems, Inc.	90,000	3,026,700
International Business Machines Corp.	2,000	290,160
Microsoft Corp.	88,000	6,555,120
Oracle Corp.	90,000	4,351,500
Visa, Inc., Class A	38,000	3,999,120

		40,403,675

Materials (4.1%)
AptarGroup, Inc.	26,000	2,244,060
PPG Industries, Inc.	27,500	2,988,150
Praxair, Inc.	17,500	2,445,450

		7,677,660

Utilities (2.6%)
Consolidated Edison, Inc.	30,000	2,420,400
Eversource Energy	40,000	2,417,600

		4,838,000

TOTAL COMMON STOCKS (Cost $107,717,224)		185,804,463

INVESTMENT COMPANIES (0.7%)
Security Description	Shares	Fair Value ($)

JPMorgan U.S. Government Money
Market Fund, Capital Shares, 0.92%(b)	1,260,744	1,260,744

TOTAL INVESTMENT COMPANIES (Cost $1,260,744)		1,260,744

Total Investments (Cost $108,977,968) — 99.9%		187,065,207
Other assets in excess of liabilities — 0.1%		103,998

NET ASSETS — 100.0%		$187,169,205

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of September 30, 2017.

ADR	American Depositary Receipt

See Notes to Schedules of Portfolio Investments

Schedule of Portfolio Investments	Walden Midcap Fund
September 30, 2017 (Unaudited)

COMMON STOCKS (99.5%)
Security Description	Shares	Fair Value ($)

Consumer Discretionary (11.1%)
Dollar General Corp.	8,925	723,371
Hasbro, Inc.	4,800	468,816
Hyatt Hotels Corp., Class A (a)	12,025	743,025
Omnicom Group, Inc.	9,000	666,630
O’Reilly Automotive, Inc. (a)	2,250	484,583
Polaris Industries, Inc.	4,000	418,520
Ross Stores, Inc.	12,950	836,181
Williams Sonoma, Inc.	8,875	442,508

		4,783,634

Consumer Staples (5.4%)
Church & Dwight Co., Inc.	14,050	680,722
McCormick & Co., Inc.	3,600	369,504
The Clorox Co.	4,500	593,595
The Hershey Co.	6,175	674,125

		2,317,946

Energy (2.7%)
Dril-Quip, Inc. (a)	9,625	424,944
Helmerich & Payne, Inc.	5,225	272,275
Technipfmc PLC (a)	16,525	461,378

		1,158,597

Financials (16.3%)
American Financial Group, Inc.	4,500	465,525
Brown & Brown, Inc.	10,000	481,900
Commerce Bancshares, Inc.	9,682	559,329
Discover Financial Services	8,625	556,140
East West Bancorp, Inc.	8,200	490,196
Eaton Vance Corp.	9,125	450,501
FactSet Research Systems, Inc.	4,500	810,495
Moody’s Corp.	3,400	473,314
Northern Trust Corp.	9,075	834,265
SEI Investments Co.	8,475	517,484
Signature Bank (a)	4,575	585,783
T. Rowe Price Group, Inc.	4,425	401,126
W. R. Berkley Corp.	6,160	411,118

		7,037,176

Health Care (11.9%)
DENTSPLY SIRONA, Inc.	11,000	657,909
Laboratory Corp. of America Holdings (a)	3,650	551,041
Mettler-Toledo International, Inc. (a)	1,000	626,160
PerkinElmer, Inc.	4,575	315,538
ResMed, Inc.	4,425	340,548
STERIS PLC	7,000	618,800
The Cooper Companies, Inc.	2,275	539,425
Varian Medical Systems, Inc. (a)	3,850	385,231
Waters Corp. (a)	3,475	623,832
Zimmer Biomet Holdings, Inc.	4,075	477,142

		5,135,626

Industrials (16.3%)
AMETEK, Inc.	11,000	726,440
Donaldson Co., Inc.	8,875	407,718
Dover Corp.	6,400	584,896
Expeditors International of Washington, Inc.	5,250	314,265
Graco, Inc.	3,500	432,915
Hubbell, Inc.	6,000	696,120
IDEX Corp.	4,775	580,019
Lincoln Electric Holdings, Inc.	6,300	577,584
Nordson Corp.	6,000	711,000
Roper Technologies, Inc.	1,775	432,035
Sensata Technologies Holding NV (a)	9,500	456,665
The Middleby Corp. (a)	4,300	551,131
Wabtec Corp.	8,075	611,681

		7,082,469

Information Technology (16.2%)
Akamai Technologies, Inc. (a)	6,500	316,680
Amdocs Ltd.	10,000	643,200
ANSYS, Inc. (a)	3,500	429,555
Aspen Technology, Inc. (a)	8,150	511,902
Check Point Software Technologies Ltd. (a)	5,000	570,100
Citrix Systems, Inc. (a)	5,500	422,510
DST Systems, Inc.	6,050	332,024
F5 Networks, Inc. (a)	5,000	602,800
Fiserv, Inc. (a)	3,000	386,880
IPG Photonics Corp. (a)	4,475	828,144
Juniper Networks, Inc.	15,875	441,801
Paychex, Inc.	11,000	659,559
TE Connectivity Ltd.	10,000	830,600

		6,975,755

Materials (7.6%)
AptarGroup, Inc.	7,500	647,325
Avery Dennison Corp.	7,825	769,511
Ball Corp.	11,400	470,820
International Flavors & Fragrances, Inc.	5,925	846,741
Rpm International, Inc.	10,525	540,354

		3,274,751

Real Estate (6.2%)
Digital Realty Trust, Inc.	4,000	473,320
Host Hotels & Resorts, Inc.	23,350	431,742
Jones Lang LaSalle, Inc.	4,500	555,750
Lamar Advertising Co., Class A	8,250	565,373
Realty Income Corp.	11,300	646,246

		2,672,431

Utilities (5.8%)
American Water Works Co., Inc.	4,350	351,959
Consolidated Edison, Inc.	7,850	633,338
Eversource Energy	12,983	784,692
ONE Gas, Inc.	9,900	729,036

		2,499,025

TOTAL COMMON STOCKS (Cost $30,020,885)		42,937,410

INVESTMENT COMPANIES (0.5%)
Security Description	Shares	Fair Value ($)

JPMorgan U.S. Government Money
Market Fund, Capital Shares, 0.92%(b)	228,400	228,400

TOTAL INVESTMENT COMPANIES (Cost $228,400)		228,400

Total Investments (Cost $30,249,285) — 100.0%		43,165,810
Liabilities in excess of other assets — 0.0%		(3,499)

NET ASSETS — 100.0%		$43,162,311

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of September 30, 2017.

See Notes to Schedules of Portfolio Investments

Schedule of Portfolio Investments	Walden SMID Cap Fund
September 30, 2017 (Unaudited)

COMMON STOCKS (99.4%)
Security Description	Shares	Fair Value ($)

Consumer Discretionary (11.4%)
Big Lots, Inc.	10,400	557,128
Brinker International, Inc.	8,300	264,438
Cheesecake Factory, Inc.	8,900	374,868
Choice Hotels International, Inc.	7,700	492,030
Dorman Products, Inc. (a)	6,900	494,178
Gentherm, Inc. (a)	8,500	315,775
Interpublic Group of Cos., Inc.	16,900	351,351
Nordstrom, Inc.	7,300	344,195
Polaris Industries, Inc.	2,900	303,427
Tenneco, Inc.	5,000	303,350
Texas Roadhouse, Inc.	7,800	383,292
Tiffany & Co.	4,100	376,298
Williams Sonoma, Inc.	6,600	329,076

		4,889,406

Consumer Staples (2.3%)
Flowers Foods, Inc.	25,800	485,298
Lancaster Colony Corp.	1,500	180,180
Tootsie Roll Industries, Inc.	8,800	334,400

		999,878

Energy (2.5%)
Dril-Quip, Inc. (a)	7,800	344,370
Forum Energy Technologies, Inc. (a)	17,800	283,020
Helmerich & Payne, Inc.	8,400	437,724

		1,065,114

Financials (18.2%)
American Financial Group, Inc.	4,900	506,905
Bank of Hawaii Corp.	6,600	550,176
Brown & Brown, Inc.	9,900	477,081
Cohen & Steers, Inc.	8,700	343,563
Commerce Bancshares, Inc.	8,400	485,268
CVB Financial Corp.	15,400	372,218
East West Bancorp, Inc.	10,000	597,800
Eaton Vance Corp.	13,100	646,747
Everest Re Group Ltd.	1,800	411,102
FactSet Research Systems, Inc.	3,300	594,363
SEI Investments Co.	8,200	500,692
Signature Bank (a)	4,875	624,194
SVB Financial Group (a)	2,900	542,561
Texas Capital Bancshares, Inc. (a)	4,000	343,200
UMB Financial Corp.	6,200	461,838
W. R. Berkley Corp.	6,300	420,462

		7,878,170

Health Care (13.7%)
Chemed Corp.	3,300	666,765
DENTSPLY SIRONA, Inc.	5,700	340,917
Masimo Corp. (a)	6,200	536,672
MEDNAX, Inc. (a)	5,400	232,848
Mettler-Toledo International, Inc. (a)	1,200	751,392
PerkinElmer, Inc.	8,200	565,554
ResMed, Inc.	6,400	492,544
STERIS PLC	5,500	486,200
The Cooper Companies, Inc.	2,400	569,064
Varian Medical Systems, Inc. (a)	5,400	540,324
Waters Corp. (a)	3,900	700,128

		5,882,408

Industrials (17.5%)
Applied Industrial Technologies, Inc.	9,500	625,100
C.H. Robinson Worldwide, Inc.	5,200	395,720
Donaldson Co., Inc.	14,100	647,754
Expeditors International of Washington, Inc.	9,500	568,670
Franklin Electric Co., Inc.	8,000	358,800
Hubbell, Inc.	5,400	626,508
IDEX Corp.	3,400	412,998
Lincoln Electric Holdings, Inc.	4,800	440,064
Nordson Corp.	5,625	666,563
Sensata Technologies Holding NV (a)	10,100	485,507
The Middleby Corp. (a)	4,300	551,131
The Toro Co.	4,500	279,270
UniFirst Corp.	3,800	575,700
Valmont Industries, Inc.	2,700	426,870
Wabtec Corp.	6,000	454,500

		7,515,155

Information Technology (16.1%)
Akamai Technologies, Inc. (a)	8,700	423,864
Amdocs Ltd.	9,400	604,608
ANSYS, Inc. (a)	4,000	490,920
Aspen Technology, Inc. (a)	9,300	584,133
DST Systems, Inc.	11,100	609,168
F5 Networks, Inc. (a)	4,225	509,366
InterDigital, Inc.	4,500	331,875
IPG Photonics Corp. (a)	4,500	832,770
Juniper Networks, Inc.	18,600	517,638
NetApp, Inc.	9,900	433,224
NETGEAR, Inc. (a)	8,700	414,120
Plantronics, Inc.	6,700	296,274
Tech Data Corp. (a)	5,000	444,250
Teradata Corp. (a)	12,100	408,859

		6,901,069

Materials (6.4%)
AptarGroup, Inc.	7,600	655,956
Avery Dennison Corp.	5,200	511,368
International Flavors & Fragrances, Inc.	4,400	628,804
Rpm International, Inc.	10,475	537,787
Silgan Holdings, Inc.	14,100	414,963

		2,748,878

Real Estate (8.0%)
American Campus Communities, Inc.	5,000	220,750
CoreSite Realty Corp.	6,300	704,970
CubeSmart	9,575	248,567
Jones Lang LaSalle, Inc.	4,200	518,700
Lamar Advertising Co., Class A	7,500	513,975
LaSalle Hotel Properties	14,500	420,790
Ryman Hospitality Properties, Inc.	7,600	474,924
Tanger Factory Outlet Centers, Inc.	13,300	324,786

		3,427,462

Utilities (3.3%)
American States Water Co.	6,500	320,125
New Jersey Resources Corp.	10,500	442,575
ONE Gas, Inc.	9,000	662,760

		1,425,460

TOTAL COMMON STOCKS (Cost $33,219,928)		42,733,000

INVESTMENT COMPANIES (0.2%)
Security Description	Shares	Fair Value ($)

JPMorgan U.S. Government Money Market
Fund, Capital Shares, 0.92%(b)	81,680	81,680

TOTAL INVESTMENT COMPANIES (Cost $81,680)		81,680

Total Investments (Cost $33,301,608) — 99.6%		42,814,680
Other assets in excess of liabilities — 0.4%		178,200

NET ASSETS — 100.0%		$42,992,880

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of September 30, 2017.

See Notes to Schedules of Portfolio Investments

Schedule of Portfolio Investments	Walden Small Cap Fund
September 30, 2017 (Unaudited)

COMMON STOCKS (99.0%)
Security Description	Shares	Fair Value ($)

Consumer Discretionary (13.7%)
Big Lots, Inc.	21,900	1,173,183
Brinker International, Inc.	16,700	532,062
Cheesecake Factory, Inc.	21,300	897,156
Choice Hotels International, Inc.	22,700	1,450,530
Dorman Products, Inc. (a)	17,500	1,253,350
Gentherm, Inc. (a)	14,700	546,105
Ilg, Inc.	40,000	1,069,200
Monro Muffler Brake, Inc.	18,300	1,025,714
Sally Beauty Holdings, Inc. (a)	34,425	674,042
Tenneco, Inc.	18,800	1,140,596
Texas Roadhouse, Inc.	21,800	1,071,252
The Cato Corp., Class A	450	5,954
Tupperware Brands Corp.	6,600	408,012
Williams Sonoma, Inc.	18,700	932,382

		12,179,538

Consumer Staples (2.9%)
Flowers Foods, Inc.	49,500	931,095
Lancaster Colony Corp.	7,000	840,840
Tootsie Roll Industries, Inc.	22,000	836,000

		2,607,935

Energy (2.2%)
Dril-Quip, Inc. (a)	9,150	403,973
Forum Energy Technologies, Inc. (a)	41,275	656,272
Natural Gas Services Group, Inc. (a)	14,825	421,030
Oceaneering International, Inc.	17,500	459,725

		1,941,000

Financials (19.8%)
1st Source Corp.	12,600	640,080
Artisan Partners Asset Management, Inc.,
Class A	21,500	700,900
Bank of Hawaii Corp.	18,600	1,550,495
Bridge BanCorp, Inc.	10,800	366,660
Camden National Corp.	13,300	580,412
Cohen & Steers, Inc.	22,500	888,525
Commerce Bancshares, Inc.	19,900	1,149,623
CVB Financial Corp.	31,525	761,959
Eagle Bancorp, Inc. (a)	10,400	697,320
Eaton Vance Corp.	28,950	1,429,262
German American BanCorp	8,100	308,043
Horace Mann Educators Corp.	14,500	570,575
Independent Bank Corp.	14,000	1,045,100
Infinity Property & Casualty Corp.	8,150	767,730
Lakeland Financial Corp.	16,000	779,520
Morningstar, Inc.	14,600	1,240,854
Texas Capital Bancshares, Inc. (a)	9,050	776,490
Tompkins Financial Corp.	9,300	801,102
UMB Financial Corp.	14,900	1,109,901
Washington Federal, Inc.	25,000	841,250
Washington Trust BanCorp, Inc.	8,950	512,388

		17,518,189

Health Care (14.8%)
Anika Therapeutics, Inc. (a)	16,000	928,000
Atrion Corp.	1,000	672,000
Bio-Techne Corp.	9,300	1,124,277
Bruker Corp.	48,650	1,447,338
Chemed Corp.	7,850	1,586,092
CorVel Corp. (a)	8,825	480,080
Ensign Group, Inc.	29,550	667,535
Globus Medical, Inc., Class A (a)	23,100	686,532
Haemonetics Corp. (a)	18,500	830,095
Hill-Rom Holdings, Inc.	14,500	1,073,000
Masimo Corp. (a)	12,700	1,099,311
Meridian Bioscience, Inc.	43,775	625,983
Owens & Minor, Inc.	30,150	880,380
U.S. Physical Therapy, Inc.	17,300	1,063,085

		13,163,708

Industrials (13.9%)
Applied Industrial Technologies, Inc.	21,800	1,434,440
Donaldson Co., Inc.	28,200	1,295,508
Franklin Electric Co., Inc.	32,600	1,462,110
Herman Miller, Inc.	26,300	944,170
Hub Group, Inc., Class A (a)	21,700	932,015
Kadant, Inc.	5,975	588,836
Landstar System, Inc.	10,800	1,076,220
Lincoln Electric Holdings, Inc.	9,450	866,376
Tennant Co.	15,900	1,052,580
UniFirst Corp.	8,600	1,302,900
Valmont Industries, Inc.	8,500	1,343,850

		12,299,005

Information Technology (15.5%)
Aspen Technology, Inc. (a)	22,400	1,406,944
Coherent, Inc. (a)	5,050	1,187,608
DST Systems, Inc.	21,700	1,190,895
ExlService Holdings, Inc. (a)	15,000	874,800
InterDigital, Inc.	13,400	988,250
NETGEAR, Inc. (a)	21,625	1,029,350
NIC, Inc.	66,200	1,135,330
Plantronics, Inc.	20,400	902,088
Power Integrations, Inc.	13,525	990,030
Syntel, Inc.	24,000	471,600
Tech Data Corp. (a)	12,550	1,115,068
Teradata Corp. (a)	30,150	1,018,769
Ubiquiti Networks, Inc. (a)	13,000	728,260
WEX, Inc. (a)	5,875	659,293

		13,698,285

Materials (6.0%)
AptarGroup, Inc.	15,400	1,329,174
Bemis Co., Inc.	24,000	1,093,680
Calgon Carbon Corp.	25,000	535,000
Minerals Technologies, Inc.	12,100	854,865
Quaker Chemical Corp.	4,825	713,859
Silgan Holdings, Inc.	28,200	829,926

		5,356,504

Real Estate (5.4%)
CoreSite Realty Corp.	13,500	1,510,650
CubeSmart	22,000	571,120
LaSalle Hotel Properties	28,750	834,325
Ryman Hospitality Properties, Inc.	17,400	1,087,326
Tanger Factory Outlet Centers, Inc.	30,350	741,147

		4,744,568

Utilities (4.8%)
American States Water Co.	11,700	576,225
Hawaiian Electric Industries, Inc.	25,100	837,587
New Jersey Resources Corp.	26,800	1,129,620
ONE Gas, Inc.	23,775	1,750,791

		4,294,223

TOTAL COMMON STOCKS (Cost $67,359,333)		87,802,955

See Notes to Schedules of Portfolio Investments

Schedule of Portfolio Investments	Walden Small Cap Fund
September 30, 2017 (Unaudited)

INVESTMENT COMPANIES (0.9%)
Security Description	Shares	Fair Value ($)

JPMorgan U.S. Government Money
Market Fund, Capital Shares, 0.92%(b)	808,374	808,374

TOTAL INVESTMENT COMPANIES (Cost $808,374)		808,374

Total Investments (Cost $68,167,707) — 99.9%		88,611,329
Other assets in excess of liabilities — 0.1%		50,139

NET ASSETS — 100.0%		$88,661,468

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of September 30, 2017.

See Notes to Schedules of Portfolio Investments

Schedule of Portfolio Investments	Walden International Equity Fund
September 30, 2017 (Unaudited)

COMMON STOCKS (97.5%)
Security Description	Shares	Fair Value ($)

Australia (5.7%)
Australia & New Zealand Banking Group Ltd.	8,283	192,892
Brambles Ltd.	34,113	241,393
Commonwealth Bank of Australia	6,482	383,724
CSL Ltd.	2,102	221,229
Origin Energy Ltd.(a)	32,226	189,740
Telstra Corp. Ltd.	97,283	266,436
Westpac Banking Corp.	7,698	193,583
Woodside Petroleum Ltd.	9,853	225,558

		1,914,555

Belgium (0.8%)
Colruyt SA	5,115	262,059

		262,059

Canada (8.5%)
Bank of Montreal	3,613	273,466
BCE, Inc.	5,842	273,744
Canadian National Railway Co.	3,772	312,560
Great-West Lifeco, Inc.	7,230	208,103
Intact Financial Corp.	3,270	270,150
Metro, Inc.	6,438	221,429
Royal Bank of Canada	6,484	501,735
The Bank of Nova Scotia	5,629	361,851
The Toronto-Dominion Bank	7,857	442,413

		2,865,451

Denmark (1.8%)
Novo Nordisk A/S	7,004	336,784
Novozymes A/S	4,918	252,656

		589,440

Finland (0.9%)
Kone OYJ	5,743	304,406

		304,406

France (8.6%)
Air Liquide SA	2,511	334,827
AXA SA	10,659	322,216
Danone SA	2,466	193,672
Dassault Systemes	2,794	282,652
Essilor International SA	1,441	178,578
Imerys SA	3,082	278,451
Legrand SA	2,819	203,429
L’Oreal SA	1,784	378,252
Publicis Groupe SA	4,098	286,659
Schneider Electric SE	2,282	198,701
Societe BIC SA	1,957	234,566

		2,892,003

Germany (8.3%)
Allianz SE	946	212,440
Beiersdorf AG	2,306	248,255
Deutsche Boerse AG	3,056	331,762
Fresenius SE & Co. KGaA	2,093	169,246
Fuchs Petrolub SE	4,952	293,233
Hannover Rueck SE	1,789	215,748
Henkel AG & Co. KGaA	1,556	189,459
Hugo Boss AG	3,333	294,069
Linde AG	977	203,147
Merck KGaA	1,482	165,041
Muenchener Rueckversicherungs-
Gesellschaft AG	855	182,976
SAP AG	2,675	293,275

		2,798,651

Hong Kong (3.1%)
Hang Lung Properties Ltd.	98,400	234,282
Hang Seng Bank Ltd.	13,220	323,210
Hysan Development Co. Ltd.	62,000	292,531
MTR Corp. Ltd.	31,900	186,789

		1,036,812

Ireland (1.8%)
Experian PLC	15,812	317,563
Kerry Group PLC	3,100	299,721

		617,284

Israel (0.8%)
Nice Systems, Ltd.	3,428	277,937

		277,937

Italy (1.8%)
Luxottica Group SpA	5,132	287,159
Snam SpA	63,657	306,739

		593,898

Japan (20.5%)
Astellas Pharma, Inc.	18,850	239,946
Benesse Holdings, Inc.	5,560	200,626
Canon, Inc.	5,575	190,807
Central Japan Railway Co.	2,015	353,659
Chugai Pharmaceutical Co. Ltd.	5,300	220,277
Daiwa House Industry Co. Ltd.	9,890	341,672
East Japan Railway Co.	1,825	168,485
Fast Retailing Co. Ltd.	805	237,470
JSR Corp.	10,000	190,165
KDDI Corp.	7,500	197,726
Mitsubishi Estate Co. Ltd.	15,700	272,893
Nippon Telegraph & Telephone Corp.	3,680	168,643
Nitto Denko Corp.	2,200	183,529
Nomura Research Institute Ltd.	5,088	198,728
NTT DOCOMO, Inc.	14,310	327,124
Oracle Corporation Japan	4,200	330,173
Oriental Land Co. Ltd.	4,225	322,156
Secom Co. Ltd.	3,835	279,319
Sumitomo Mitsui Financial Group, Inc.	9,150	351,766
Terumo Corp.	6,800	267,502
The Chiba Bank Ltd.	31,245	223,791
The Hachijuni Bank Ltd.	45,240	283,101
The Shizuoka Bank Ltd.	21,180	190,638
Tokio Marine Holdings, Inc.	4,850	189,842
Tokyo Gas Co. Ltd.	9,200	225,325
Toyota Motor Corp.	3,200	190,836
Yahoo Japan Corp.	61,835	293,935
Yamato Holdings Co. Ltd.	9,775	197,480

		6,837,614

Luxembourg (0.8%)
Tenaris SA	19,307	273,652

		273,652

Netherlands (4.5%)
Akzo Nobel NV	3,570	329,229
Core Laboratories NV	2,465	243,296
Koninklijke Ahold Delhaize NV	16,732	312,604
Koninklijke Vopak NV	7,029	308,222
Wolters Kluwer NV	6,754	312,109

		1,505,460

Norway (0.9%)
Statoil ASA	15,163	304,921

		304,921

Singapore (1.2%)
ComfortDelGro Corp. Ltd.	109,250	167,923
Singapore Exchange Ltd.	41,400	225,944

		393,867

See Notes to Schedules of Portfolio Investments

Schedule of Portfolio Investments	Walden International Equity Fund
September 30, 2017 (Unaudited)

COMMON STOCKS, CONTINUED
Security Description	Shares	Fair Value ($)

Spain (3.0%)
Banco Bilbao Vizcaya Argentaria SA	31,160	278,558
Enagas SA	6,312	177,843
Gas Natural SDG SA	8,705	192,821
Inditex SA	9,619	362,606

		1,011,828

Sweden (2.7%)
Atlas Copco AB	5,128	217,619
Hennes & Mauritz AB	6,988	181,587
Nordea Bank AB	14,600	198,298
Svenska Handelsbanken AB	20,076	303,422

		900,926

Switzerland (7.5%)
ABB Ltd.	10,147	250,980
Cie Financiere Richemont SA	2,623	240,161
Givaudan SA	88	191,624
Nestle SA	5,541	465,239
Novartis AG	3,284	281,758
Roche Holding AG	2,473	632,311
SGS SA	96	230,582
Sonova Holding AG-REG	1,317	223,600

		2,516,255

United Kingdom (14.3%)
Admiral Group PLC	9,911	241,471
Burberry Group PLC	8,300	195,947
Compass Group PLC	8,705	184,671
Croda International PLC	4,025	204,633
ITV PLC	75,249	176,275
J Sainsbury PLC	51,734	164,920
Johnson Matthey PLC	5,063	232,130
Marks & Spencer Group PLC	39,034	184,786
National Grid PLC	29,786	368,861
Next PLC	4,598	324,076
Reckitt Benckiser Group PLC	2,198	200,797
RELX PLC	14,529	318,810
Sage Group PLC	27,645	258,852
Schroders PLC	5,917	266,147
Severn Trent PLC	5,954	173,405
Smith & Nephew PLC	10,805	195,274
Smiths Group PLC	10,467	221,340
Standard Life Aberdeen PLC	37,095	215,597
Unilever PLC	8,526	493,406
WPP PLC	10,570	196,109

		4,817,507

TOTAL COMMON STOCKS (Cost $30,013,817)		32,714,526

INVESTMENT COMPANIES (1.1%)
Security Description	Shares	Fair Value ($)

JPMorgan U.S. Government Money
Market Fund, Capital Shares, 0.92%(b)	376,982	376,982

TOTAL INVESTMENT COMPANIES (Cost $376,982)		376,982

Total Investments (Cost $30,390,799) — 98.6%		33,091,508
Other assets in excess of liabilities — 1.4%		482,457

NET ASSETS — 100.0%		$33,573,965

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of September 30, 2017.

The Fund invested, as a percentage of net assets at value, in the following industries as of September 30, 2017:

Percentage of Total
Industry	Net Assets

Financials	22.0%
Industrials	14.1%
Consumer Discretionary	11.5%
Consumer Staples	10.2%
Health Care	9.3%
Materials	8.0%
Information Technology	6.3%
Energy	6.1%
Telecommunication Services	3.7%
Real Estate	3.4%
Utilities	2.9%
Investment Companies	1.1%
Other net assets	1.4%

Total	100.0%

See Notes to Schedules of Portfolio Investments

THE BOSTON TRUST & WALDEN FUNDS
NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2017 (Unaudited)

1. Security Valuation:
The Boston Trust & Walden Funds (the “Funds”) record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

The value of each equity security, including common stocks, is based either on the last sale price on a national securities exchange, or in the absence of recorded sales, at the closing bid prices on such exchanges, or at the quoted bid price in the over-the-counter market. Equity securities traded on the NASDAQ stock market are valued at the NASDAQ official closing price. The prices for foreign securities are reported in local currency and converted to U.S dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by a recognized independent pricing service.

Bonds and other fixed income securities (other than short-term obligations but including listed issues) are provided by an independent pricing service, the use of which has been approved by the Funds’ Board of Trustees (the “Board”). In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. All debt portfolio securities with a remaining maturity of 60 days or less may be valued at amortized cost, which approximates fair value. Under the amortized cost method, discount or premium, if any, is accreted or amortized, respectively, on a constant (straight-line) basis to the maturity of the security.

The Funds may use a pricing service to value certain portfolio securities where the prices provided are believed to reflect the fair market value of such securities. If market prices are not readily available or, in the opinion of Boston Trust Investment Management, Inc. (the “Adviser”), market prices do not reflect fair value, or if an event occurs after the close of trading on the exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, the Adviser will value the Funds’ assets at their fair value according to policies approved by the Board. The Adviser believes that foreign security values may be affected by volatility that occurs in global markets on a trading day after the close of any given foreign securities markets. The fair valuation procedures, therefore, include a procedure whereby foreign security prices may be “fair valued” by an independent pricing service through the use of factors which take such volatility into account.

Investments in investment companies and money market funds are valued at net asset value per share.

Fair Value Measurements:
The valuation techniques employed by the Funds, as described above in Security Valuation, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical assets
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used to value investments are not necessarily an indication of the risk associated with investing in those investments.

Pursuant to the valuation techniques described above in Security Valuation, equity securities are generally categorized as Level 1 securities in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2 securities). Debt securities, including those with a remaining maturity of 60 days or less, are generally categorized as Level 2 securities in the fair value hierarchy. Open-ended investment companies and money market funds are generally categorized as Level 1 securities in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in good faith by the Adviser under the direction of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

THE BOSTON TRUST & WALDEN FUNDS
NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2017 (Unaudited)

The following is a summary of the valuation inputs used as of September 30, 2017 in valuing the Funds’ investments based on the three levels defined above:

		Level 2
	Level 1	Other Significant	Total Investments
Fund Name	Quoted Prices	Observable Inputs	in Securities

Asset Management Fund
Common Stocks[1]	$356,732,249	$—	$356,732,249
Corporate Bonds[1]	—	16,580,468	16,580,468
Municipal Bonds[2]	—	5,244,567	5,244,567
U.S. Government & U.S. Government Agency Obligations	—	76,606,944	76,606,944
Investment Companies	7,312,655	—	7,312,655

Total	364,044,904	98,431,979	462,476,883

Equity Fund
Common Stocks[1]	130,379,615	—	130,379,615
Investment Companies	818,824	—	818,824

Total	131,198,439	—	131,198,439

Midcap Fund
Common Stocks[1]	56,522,937	—	56,522,937
Investment Companies	1,369,755	—	1,369,755

Total	57,892,692	—	57,892,692

SMID Cap Fund
Common Stocks[1]	33,764,811	—	33,764,811
Investment Companies	451,835	—	451,835

Total	34,216,646	—	34,216,646

Small Cap Fund
Common Stocks[1]	348,830,809	—	348,830,809
Investment Companies	1,471,376	—	1,471,376

Total	350,302,185	—	350,302,185

Walden Asset Management Fund
Common Stocks[1]	84,164,287	—	84,164,287
Corporate Bonds[1]	—	4,743,918	4,743,918
Municipal Bonds[2]	—	456,114	456,114
U.S. Government & U.S. Government Agency Obligations	—	25,642,132	25,642,132
Investment Companies	729,357	—	729,357
Certificate of Deposit	—	99,230	99,230

Total	84,893,644	30,941,394	115,835,038

Walden Equity Fund
Common Stocks[1]	185,804,463	—	185,804,463
Investment Companies	1,260,744	—	1,260,744

Total	187,065,207	—	187,065,207

Walden Midcap Fund
Common Stocks[1]	42,937,410	—	42,937,410
Investment Companies	228,400	—	228,400

Total	43,165,810	—	43,165,810

Walden SMID Cap Fund
Common Stocks[1]	42,733,000	—	42,733,000
Investment Companies	81,680	—	81,680

Total	42,814,680	—	42,814,680

Walden Small Cap Fund
Common Stocks[1]	87,802,955	—	87,802,955
Investment Companies	808,374	—	808,374

Total	88,611,329	—	88,611,329

Walden International Equity Fund
Common Stocks[3]
Banks	1,579,465	2,922,983	4,502,448
Diversified Telecommunication Services	273,744	435,079	708,823
Energy Equipment & Services	243,296	273,652	516,948
Food & Staples Retailing	221,429	739,583	961,012
Insurance	478,253	1,580,290	2,058,543
Road & Rail	312,560	876,856	1,189,416
Other Common Stocks	—	22,777,336	22,777,336
Investment Companies	376,982	—	376,982

Total	3,485,729	29,605,779	33,091,508

THE BOSTON TRUST & WALDEN FUNDS
NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2017 (Unaudited)

1	For detailed industry descriptions, see the accompanying Schedules of Portfolio Investments.
2	For detailed State classifications, see the accompanying Schedules of Portfolio Investments.
3	For detailed Country classifications, see the accompanying Schedules of Portfolio Investments.

The Funds recognize transfers, if any, between fair value hierarchy levels at the reporting period end. There were no transfers between levels as of September 30, 2017, from the valuation input levels used on December 31, 2016. The Funds did not hold any Level 3 securities as of the period ended September 30, 2017.

New Accounting Pronouncements:
 In October 2016, the Securities and Exchange Commission (SEC) released its Final Rules on Investment Company Reporting Modernization (the “Rules”). The Rules which introduce two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contains amendments to Regulation S-X which require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The amendments to Regulation S-X became effective for filings made with the SEC after August 1, 2017. The Funds’ adoption of these amendments, effective with the schedules of investments prepared as of September 30, 2017, has no effect on the Funds’ net assets or results of operations.

2. Subsequent Events:
Management has evaluated events and transactions through the date the schedules of investments were issued, for purpose of recognition or disclosure in these Schedules of Investments and there are no subsequent events to report.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d))) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Boston Trust & Walden Funds

By (Signature and Title)* /s/ Lucia Santini
Lucia Santini, President

Date November 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Lucia Santini
Lucia Santini, President

Date November 28, 2017

By (Signature and Title)* /s/ Jennifer Ellis
Jennifer Ellis, Treasurer

Date November 28, 2017